Retirement Plans (Weighted-Average Assumptions Used) (Details)		12 Months Ended
		May. 31, 2015		May. 25, 2014		May. 26, 2013
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine benefit obligations, discount rate (percentage)	[1]	4.43%		4.41%
Weighted-average assumptions used to determine benefit obligations, rate of future compensation increases (percentage)	[1]			3.86%
Weighted-average assumptions used to determine net expense, discount rate (percentage)	[2]	4.41%		4.60%
Weighted-average assumptions used to determine net expense, expected long-term rate of return on plan assets (percentage)		7.00%	[2]	8.00%	[2]	9.00%
Weighted-average assumptions used to determine net expense, rate of future compensation increases (percentage)	[2]	3.86%		4.04%
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine benefit obligations, discount rate (percentage)	[1]	4.22%		4.45%
Weighted-average assumptions used to determine net expense, discount rate (percentage)	[2]	4.26%		4.74%

[1]	Determined as of the end of fiscal year.
[2]	Determined as of the beginning of fiscal year.